COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	0 Months Ended	3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended				116 Months Ended	125 Months Ended						1 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended
	Apr. 04, 2011	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Dec. 31, 2002	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007	Oct. 31, 2005	Oct. 31, 2011	Jul. 31, 2012	Aug. 31, 2012	Aug. 27, 2012	Jun. 13, 2012	May 31, 2012	Dec. 12, 2011	Jan. 31, 2010 Mr.Moore [Member]	Jul. 21, 2009 Mr.Moore [Member]	Nov. 30, 2007 Mr.Moore [Member]	Dec. 15, 2006 Mr.Moore [Member]	Oct. 31, 2011 Mr.Moore [Member]	Oct. 14, 2010 Mr.Moore [Member]	Jul. 21, 2009 Dr.Rothman [Member]	Feb. 15, 2007 Dr.Rothman [Member]	Mar. 29, 2006 Dr.Rothman [Member]	Mar. 31, 2005 Dr.Rothman [Member]	Oct. 31, 2011 Dr.Rothman [Member]	Oct. 14, 2010 Dr.Rothman [Member]	May 10, 2010 Pennsylvania [Member]	Jul. 31, 2012 Pennsylvania [Member]	Oct. 31, 2011 Pennsylvania [Member]	Jul. 31, 2012 Pharm Olam International [Member]	Oct. 31, 2011 Pharm Olam International [Member]	May 10, 2010 Numoda [Member]	Jul. 31, 2012 Numoda [Member]	Oct. 31, 2011 Numoda [Member]	Jul. 24, 2012 Numoda [Member]	Jun. 13, 2012 Numoda [Member]	Jul. 31, 2012 Socius [Member]	Jul. 24, 2012 Socius [Member]
Option Exercise Fee Payable																		$ 20,000.00													$ 35,000				$ 223,620
Stock Issued During Period, Value, New Issues							235,000	1,676,554		9,380,902																					70,000
Stock Issued During Period, Shares, New Issues					25,560,000			40,500,000																							388,889
Stock Price:		$ 0.148			$ 0.148								$ 0.148			$ 0.15															$ 0.18
Licenses Revenue																																507,000	249,000
Research & Development Expenses		1,331,415		1,958,518	5,760,158	6,392,919		8,078,901	4,904,298			23,156,740	28,916,898																					12,200,000	12,200,000
Issuance of common stock to consultants											166,777																									350,000
Issuance of common stock to consultants (in shares)																																				3,500,000
Payments of Distributions to Affiliates																																					7,400,000	1,100,000
Due from Affiliates																																						6,300,000
Payments for Leasing Costs	15,600
Cost of Utilities	7,200
Cost Of Utilities Per R E	$ 10,700
Expected Lease Operating Expenses	288,000
Operating Leases, Rent Expense					34,000			62,000
Base Officers Compensation																							250,000
Increase Decrease In Officer Compensation																							350,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																					1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					17,740,000														750,000		750,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award																						2,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased																				$ 2,500,000		$ 0.143		$ 2,000,000	$ 1,750,000	$ 300,000	$ 150,000	$ 360,000	$ 0.20	$ 2,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																				1 month 6 days			24 months	1 month 24 days	1 month 1 day	1 month 29 days	3 months 4 days	3 months 13 days		0 months
Granted Number of Options			17,740,000					850,000	11,075,000														1,500,000
Granted Weighted-Average Exercise Price			$ 0.15					$ 0.12	$ 0.16														$ 0.4
Officers' Compensation																							4,000,000						305,000
Officer Compensation Payable In Cash																													275,000
Officer Compensation Payable In Stock																													30,000
Common stock, shares issued		375,135,008			375,135,008			250,173,570	198,100,817			250,173,570	375,135,008	4,000,000	4,076,923		4,000,000																						11,111,000	15,000,000
Accounts Payable		4,947,357			4,947,357			4,778,508				4,778,508	4,947,357																					223,620						1,700,000
Non Cash Income																869,000																									444,000
Claims Payable																																					1,800,000				1,800,000	2,888,860
Related Party Transaction, Amounts of Transaction																																									444,000
Accounts Receivable, Net																																								2,250,000
Deferred Rent Credit		$ 19,200			$ 19,200								$ 19,200